MERITAGE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

COMMON STOCKS — 91.44%	Shares	Fair Value
Communication Services — 6.95%
Alphabet, Inc., Class A(a)	1,328	$1,903,714
Facebook, Inc., Class A(a)	1,840	414,166
		2,317,880
Consumer Discretionary — 11.69%
Amazon.com, Inc.(a)	860	2,100,438
Best Buy Company, Inc.	8,153	636,668
Home Depot, Inc. (The)	2,997	744,694
NIKE, Inc., Class B	4,225	416,501
		3,898,301
Consumer Staples — 3.54%
Estée Lauder Companies, Inc. (The), Class A	1,752	345,967
Hershey Company (The)	3,265	442,995
Monster Beverage Corporation(a)	5,435	390,831
		1,179,793
Financials — 2.04%
S&P Global, Inc.	2,093	680,267

Health Care — 17.18%
Agilent Technologies, Inc.	3,925	345,950
Amedisys, Inc.(a)	2,346	450,549
Biogen, Inc.(a)	2,000	614,180
Bio-Rad Laboratories, Inc., Class A(a)	1,730	849,984
Danaher Corporation	4,594	765,406
DexCom, Inc.(a)	790	298,865
Illumina, Inc.(a)	1,605	582,695
Johnson & Johnson	3,595	534,756
Medpace Holdings, Inc.(a)	4,140	384,275
Regeneron Pharmaceuticals, Inc.(a)	559	342,561
Repligen Corporation(a)	4,285	561,206
		5,730,427
Industrials — 8.04%
AMETEK, Inc.	9,045	829,517
Generac Holdings, Inc.(a)	8,471	942,568
IDEX Corporation	2,448	390,138
Rockwell Automation, Inc.	2,406	520,081
		2,682,304

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2020 (Unaudited)

COMMON STOCKS — 91.44% - continued	Shares	Fair Value
Information Technology — 42.00%
Adobe Systems, Inc.(a)	2,090	$807,994
Apple, Inc.	8,343	2,652,573
Dynatrace, Inc.(a)	9,440	363,157
Fiserv, Inc.(a)	8,845	944,381
Fortinet, Inc.(a)	7,262	1,010,870
Inphi Corporation(a)	2,923	367,333
Keysight Technologies, Inc.(a)	7,875	851,524
KLA Corporation	3,785	666,009
Lam Research Corporation	1,138	311,436
Mastercard, Inc., Class A	2,555	768,774
Micron Technology, Inc.(a)	20,775	995,331
Microsoft Corporation	14,925	2,735,007
Novanta, Inc.(a)	5,320	546,417
Zebra Technologies Corporation, Class A(a)	3,766	984,131
		14,004,937

Total Common Stocks (Cost $19,501,553)		30,493,909

EXCHANGE-TRADED FUNDS - 3.37%
Consumer Staples Select Sector SPDR Fund	5,570	329,911
Invesco S&P SmallCap Health Care ETF	6,592	793,413

Total Exchange-Traded Funds Cost ($1,119,087)		1,123,324

MONEY MARKET FUNDS - 3.94%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.07%(b)	1,312,933	1,312,933

Total Money Market Funds (Cost $1,312,933)		1,312,933

Total Investments — 98.75% (Cost $21,933,573)		32,930,166

Other Assets in Excess of Liabilities — 1.25%		417,526

NET ASSETS — 100.00%		$33,347,692

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2020.
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

COMMON STOCKS — 83.06%	Shares	Fair Value
Communication Services — 7.55%
Alphabet, Inc., Class A(a)	230	$329,710
AT&T, Inc.	6,495	200,436
Comcast Corporation, Class A	5,825	230,670
Verizon Communications, Inc.	5,090	292,064
		1,052,880
Consumer Staples — 6.43%
Associated British Foods plc - ADR	14,495	329,037
Walgreens Boots Alliance, Inc.	5,370	230,588
Walmart, Inc.	2,720	337,443
		897,068
Energy — 6.04%
Chevron Corporation	3,435	314,989
Royal Dutch Shell plc, Class A - ADR	8,765	280,042
Total S.A. - ADR	6,575	247,089
		842,120
Financials — 12.77%
Allstate Corporation (The)	2,301	225,061
Ameriprise Financial, Inc.	1,485	208,004
Berkshire Hathaway, Inc., Class B(a)	1,250	231,975
Brown & Brown, Inc.	4,200	168,840
Globe Life, Inc.	3,937	303,227
JPMorgan Chase & Company	2,365	230,138
Prudential Financial, Inc.	4,275	260,604
Reinsurance Group of America, Inc.	1,695	153,821
		1,781,670

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2020 (Unaudited)

COMMON STOCKS — 83.06% - continued	Shares	Fair Value
Health Care — 18.44%
AmerisourceBergen Corporation	3,196	$304,707
Biogen, Inc.(a)	1,053	323,366
ICON plc(a)	1,470	247,622
Johnson & Johnson	1,810	269,238
McKesson Corporation	1,679	266,407
Novo Nordisk A/S - ADR	4,240	279,586
Roche Holding AG - ADR	7,245	314,070
Thermo Fisher Scientific, Inc.	720	251,416
UnitedHealth Group, Inc.	1,032	314,604
		2,571,016
Industrials — 6.79%
Expeditors International of Washington, Inc.	3,536	270,044
Hubbell, Inc.	1,700	208,114
Lockheed Martin Corporation	714	277,346
Norfolk Southern Corporation	1,075	191,662
		947,166
Information Technology — 12.46%
Accenture plc, Class A	1,145	230,854
Applied Materials, Inc.	4,380	246,068
Cognizant Technology Solutions Corporation, Class A	4,205	222,865
Ericsson - ADR	32,535	297,370
Intel Corporation	4,560	286,961
Plexus Corporation(a)	3,745	240,504
WNS Holdings Ltd. - ADR(a)	4,415	213,421
		1,738,043
Materials — 6.29%
B2Gold Corporation	66,650	365,241
BHP Billiton Ltd. - ADR	4,495	211,715
FMC Corporation	1,538	151,355
Steel Dynamics, Inc.	5,595	148,603
		876,914
Real Estate — 2.11%
Prologis, Inc.	3,215	294,173

Utilities — 4.18%
IDACORP, Inc.	3,216	299,828
Public Service Enterprise Group, Inc.	5,550	283,272
		583,100

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2020 (Unaudited)

COMMON STOCKS — 83.06% - continued	Shares	Fair Value
Total Common Stocks (Cost $11,010,936)		$11,584,150

EXCHANGE-TRADED FUNDS - 14.85%

Consumer Discretionary Select Sector SPDR Fund	4,360	541,468
iShares Russell 1000 Value ETF	4,200	479,304
Utilities Select Sector SPDR Fund	5,750	343,218
Vanguard Consumer Staples ETF	4,683	707,742

Total Exchange-Traded Funds Cost ($2,101,944)		2,071,732

MONEY MARKET FUNDS - 4.13%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.07%(b)	576,717	576,717

Total Money Market Funds (Cost $576,717)		576,717

Total Investments — 102.04% (Cost $13,689,597)		14,232,599

Liabilities in Excess of Other Assets — (2.04)%		(284,059)

NET ASSETS — 100.00%		$13,948,540

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2020.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

COMMON STOCKS — 83.44%	Shares	Fair Value
Communication Services — 4.84%
AT&T, Inc.	7,100	$219,106
Publicis Groupe - ADR	27,605	197,652
Verizon Communications, Inc.	8,787	504,198
		920,956
Consumer Discretionary — 1.84%
Target Corporation	2,869	350,965

Consumer Staples — 11.11%
British American Tobacco plc - ADR	12,825	514,026
Ingredion, Inc.	4,662	392,680
Kimberly-Clark Corporation	1,915	270,858
Sysco Corporation	3,800	209,608
Tyson Foods, Inc., Class A	3,925	241,152
Unilever plc - ADR	9,020	487,531
		2,115,855
Energy — 3.25%
Valero Energy Corporation	4,960	330,535
Williams Companies, Inc. (The)	14,075	287,552
		618,087
Financials — 20.74%
Aflac, Inc.	6,390	233,043
AllianceBernstein Holding LP	7,185	179,409
Bank of N.T. Butterfield & Son Ltd. (The)	8,975	219,259
Citigroup, Inc.	6,665	319,320
Discover Financial Services	6,530	310,240
Evercore, Inc., Class A	4,460	245,791
Fidelity National Financial, Inc.	11,890	379,291
Mercury General Corporation	4,800	193,104
MetLife, Inc.	7,280	262,153
Morgan Stanley	7,365	325,533
Northern Trust Corporation	3,545	280,090
Principal Financial Group, Inc.	9,475	365,925
State Street Corporation	6,040	368,198
UBS Group AG	24,800	265,360
		3,946,716
Health Care — 10.79%
Amgen, Inc.	1,102	253,129

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2020 (Unaudited)

COMMON STOCKS — 83.44% - continued	Shares	Fair Value
Health Care — 10.79% - continued
Bayer AG - ADR	19,705	$336,954
Bristol-Myers Squibb Company	3,715	221,860
CVS Health Corporation	7,265	476,366
Gilead Sciences, Inc.	2,979	231,856
Merck & Company, Inc.	3,174	256,205
Pfizer, Inc.	7,280	278,023
		2,054,393
Industrials — 8.29%
BAE Systems plc - ADR	7,770	190,987
Douglas Dynamics, Inc.	3,805	139,035
General Dynamics Corporation	2,758	404,956
Insperity, Inc.	4,340	224,986
nVent Electric plc	10,670	195,581
Siemens AG - ADR	7,695	423,225
		1,578,770
Information Technology — 4.97%
Cisco Systems, Inc.	7,365	352,194
HP, Inc.	19,290	292,051
International Business Machines Corporation	2,419	302,133
		946,378
Materials — 1.80%
Valvoline, Inc.	18,630	341,861

Real Estate — 10.78%
Boston Properties, Inc.	2,818	242,292
Highwoods Properties, Inc.	9,520	364,330
Industrial Logistics Properties Trust	10,940	205,125
Medical Properties Trust, Inc.	11,860	214,429
National Health Investors, Inc.	8,560	474,994
National Storage Affiliates Trust	6,790	203,768
Piedmont Office Realty Trust, Inc., Class A	20,825	347,361
		2,052,299
Utilities — 5.03%
National Grid plc - ADR	7,850	448,392
PPL Corporation	18,210	508,787
		957,179

Total Common Stocks (Cost $15,138,090)		15,883,459

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2020 (Unaudited)

CONVERTIBLE PREFERRED STOCKS — 11.80%	Shares	Fair Value
Health Care — 1.27%
Change Healthcare, Inc., 6.00%	4,970	$242,288

Industrials — 1.94%
Stanley Black & Decker, Inc., 5.25%	4,505	369,770

Information Technology — 1.77%
Broadcom, Inc., Series A, 8.00%	311	337,730

Utilities — 6.82%
American Electric Power Company, Inc., 6.13%	8,480	443,334
Centerpoint Energy, Inc., Series B, 7.00%, B	15,160	521,808
Dominion Energy, Inc., Series A, 7.25%	3,171	332,257
		1,297,399

Total Convertible Preferred Stocks (Cost $2,585,509)		2,247,187

EXCHANGE-TRADED FUNDS - 2.49%

Invesco S&P 500 High Dividend Low Volatility ETF	14,220	473,242

Total Exchange-Traded Funds Cost ($465,556)		473,242

MONEY MARKET FUNDS - 1.45%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.07%(a)	276,541	276,541

Total Money Market Funds (Cost $276,541)		276,541

Total Investments — 99.18% (Cost $18,465,696)		18,880,429

Other Assets in Excess of Liabilities — 0.82%		155,827

NET ASSETS — 100.00%		$19,036,256

(a)	Rate disclosed is the seven day effective yield as of May 31, 2020.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At May 31, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Gross unrealized appreciation	$11,089,767	1,108,244	1,591,046
Gross unrealized depreciation	(108,059)	(612,758)	(1,230,180)
Net unrealized appreciation/(depreciation) on investments	$10,981,708	$495,486	$360,866
Tax cost of investments	$21,948,458	$13,737,113	$18,519,563

Meritage Funds

Related Notes to the Schedule of Investments

May 31, 2020

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), and the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2020

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, Meritage Portfolio Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2020

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2020:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stocks (a)	$30,493,909	$-	$-	$30,493,909
Exchange-Traded Funds	1,123,324	-	-	1,123,324
Money Market Funds	1,312,933	-	-	1,312,933
Total	$32,930,166	$-	$-	$32,930,166
Value Equity Fund
Common Stocks (a)	$11,584,150	$-	$-	$11,584,150
Exchange-Traded Funds	2,071,732	-	-	2,071,732
Money Market Funds	576,717	-	-	576,717
Total	$14,232,599	$-	$-	$14,232,599
Yield-Focus Equity Fund
Common Stocks	$15,883,459	$-	$-	$15,883,459
Convertible Preferred Stocks (a)	2,247,187	-	-	2,247,187
Exchange-Traded Funds	473,242	-	-	473,242
Money Market Funds	276,541	-	-	276,541
Total	$18,880,429	$-	$-	$18,880,429

(a)	Refer to Schedule of Investments for Sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.